Organization Nature of Business and Significant Accounting Policies (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018 USD ($)
Organization Nature of Business and Significant Accounting Policies [Abstract]
Number of operating segments | Segment	3		3
Excess tax benefit, amount				$ 500,000	$ 1,200,000
Vesting period			4 years
Retained deficit	$ (398,976,000)		$ (292,703,000)	(201,517,000)
Contract period	1 year
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts receivable			10,891,000	18,573,000	14,026,000
Beginning balance	$ 10,891,000	$ 18,573,000	18,573,000	14,026,000	10,775,000
Divestiture of Unitrans			(91,000)
Provision, charged to expense	$ 2,275,000	$ 2,847,000	5,964,000	5,127,000	4,816,000
Write-offs, less recoveries			$ (13,555,000)	$ (580,000)	$ (1,565,000)
Difference between Revenue Guidance in Effect before and after Topic 606
Organization Nature of Business and Significant Accounting Policies [Abstract]
Retained deficit						$ 900,000
Minimum
Organization Nature of Business and Significant Accounting Policies [Abstract]
Vesting period			3 years
Transaction price, payment terms	30 days
Maximum
Organization Nature of Business and Significant Accounting Policies [Abstract]
Vesting period			5 years
Transaction price, payment terms	60 days
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful lives			5 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful lives			40 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful lives			3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful lives			10 years
Office equipment, furniture, and fixtures | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful lives			3 years
Office equipment, furniture, and fixtures | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful lives			10 years
Dock, warehouse, and other equipment | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful lives			5 years
Dock, warehouse, and other equipment | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful lives			7 years
Tractors and trailers | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful lives			3 years
Tractors and trailers | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful lives			15 years
Aircraft fleet and rotable spare parts | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful lives			3 years
Aircraft fleet and rotable spare parts | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful lives			8 years
Central Minnesota Logistics, Inc.
Organization Nature of Business and Significant Accounting Policies [Abstract]
Equity method investment, ownership percentage	37.50%		37.50%
Prepaid expenses and other current assets
Organization Nature of Business and Significant Accounting Policies [Abstract]
Amount of understatement	$ 15,900,000
Accrued expenses and other current liabilities
Organization Nature of Business and Significant Accounting Policies [Abstract]
Amount of understatement	$ 15,900,000
Accounting Standards Update 2014-09 | Minimum
Organization Nature of Business and Significant Accounting Policies [Abstract]
Revenues			$ 1,000,000
Customer Relationships | Minimum
Organization Nature of Business and Significant Accounting Policies [Abstract]
Period of amortization of intangible assets	5 years		5 years
Customer Relationships | Maximum
Organization Nature of Business and Significant Accounting Policies [Abstract]
Period of amortization of intangible assets	12 years		12 years